Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Non-controlling Interest in Subsidiaries	Total
Balance at Dec. 31, 2022	$ 160	$ 17,626,279	$ (26,189,494)	$ 228	$ (8,562,827)
Balance (in Shares) at Dec. 31, 2022	5,331,973
Stock-based compensation		48,706			48,706
Net income (Loss)			2,278,473		2,278,473
Balance at Dec. 31, 2023	$ 160	17,674,985	(23,911,021)	228	(6,235,648)
Balance (in Shares) at Dec. 31, 2023	5,331,973
Stock-based compensation		5,808			5,808
Net income (Loss)			(2,471,651)		(2,471,651)
Balance at Dec. 31, 2024	$ 160	$ 17,680,793	$ (26,382,672)	$ 228	$ (8,701,491)
Balance (in Shares) at Dec. 31, 2024	5,331,973